Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows used in operating activities
Net loss from continuing operations during the period	$ (26,599)	$ (25,126)
Net loss from discontinued operations during the period	(26,383)	(30,347)
Adjustments to reconcile net loss to cash flows used in operating activities:
Finance costs and foreign exchange	6,129	2,805
Loss from disposition of capital and intangible assets	(335)	83
Gain on sale of subsidiaries (note 3)	(10,698)
Change in fair value of financial instruments measured at fair value through profit or loss (note 9)	(1,556)
Impairment losses (note 6)	341
Gain on extinguishments of liabilities		(79)
Provision expense (note 8)	21,928
Share-based payments expense (note 11b)	1,845	4,761
Depreciation of capital assets (note 4)	1,121	1,314
Depreciation of right-of-use assets (note 5)	736	2,264
Amortization of intangible assets (note 6)	922	494
Cash flows from (used in) operations before changes in working capital	(32,549)	(43,831)
Change in non-cash working capital items	2,902	11,894
Cash flows used in operating activities	(29,647)	(31,937)
Cash flows used in financing activities
Repayment of principal on long-term debt		(165)
Repayment of interest on long-term debt (note 10)	(973)	(503)
Payments of principal on lease liabilities (note 7)	(3,752)	(3,066)
Payment of interest on lease liabilities (note 7)	(1,251)	(853)
Debt, share and warrants issuance costs	(158)	(8)
Cash flows from financing activities	(6,134)	(4,595)
Cash flows from (used in) investing activities
Additions to capital assets	(208)	(370)
Additions to intangible assets	(118)	(499)
Proceeds from sale of discontinued operations business	21,400	1,175
Transaction costs paid relating to the sale of discontinued operations business	(265)	(787)
Proceeds from disposal of capital assets	49
Release of restricted cash	161
Interest received	39	283
Cash flows used in investing activities	21,058	(198)
Net change in cash and cash equivalents during the period	(14,723)	(36,730)
Net effect of currency exchange rate on cash and cash equivalents	(704)	1,431
Cash and cash equivalents, beginning of period	45,075	61,285
Cash and cash equivalents, end of period	29,648	25,986
Comprising of:
Cash	$ 29,648	21,806
Cash equivalents		$ 4,180